Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information
Entity Registrant Name	CF Industries Holdings, Inc.
Entity Central Index Key	0001324404
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer